Exhibit 99.1

World Omni Auto Receivables Trust 2019-C
Monthly Servicer Certificate
June 30, 2021

Dates Covered
Collections Period	06/01/21 - 06/30/21
Interest Accrual Period	06/15/21 - 07/14/21
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/21	494,911,856.73	29,346
Yield Supplement Overcollateralization Amount 05/31/21	15,403,070.11	0
Receivables Balance 05/31/21	510,314,926.84	29,346
Principal Payments	27,494,129.79	1,274
Defaulted Receivables	545,410.24	28
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/21	14,287,755.25	0
Pool Balance at 06/30/21	467,987,631.56	28,044

Pool Statistics	$ Amount	# of Accounts
Pool Factor	42.85%
Prepayment ABS Speed	1.78%
Aggregate Starting Principal Balance	1,125,526,442.29	48,208

Delinquent Receivables:
Past Due 31-60 days	3,403,166.08	175
Past Due 61-90 days	804,290.56	42
Past Due 91-120 days	149,695.24	11
Past Due 121+ days	0.00	0
Total	4,357,151.88	228

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.90%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.20%
Delinquency Trigger Occurred	NO

Recoveries	544,330.21
Aggregate Net Losses/(Gains) - June 2021	1,080.03
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.00%
Prior Net Losses Ratio	-0.23%
Second Prior Net Losses Ratio	0.16%
Third Prior Net Losses Ratio	0.08%
Four Month Average	0.00%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.65%

Overcollateralization Target Amount	5,399,680.85
Actual Overcollateralization	5,399,680.85
Weighted Average APR	4.61%
Weighted Average APR, Yield Adjusted	6.40%
Weighted Average Remaining Term	44.56

Flow of Funds	$ Amount
Collections	29,997,160.13
Investment Earnings on Cash Accounts	537.78
Servicing Fee	(425,262.44)
Transfer to Collection Account	-
Available Funds	29,572,435.47

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	718,715.60
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,400.00
(5) Noteholders' Second Priority Principal Distributable Amount	5,032,738.82
(6) Class C Interest	32,400.00
(7) Noteholders' Third Priority Principal Distributable Amount	16,200,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,399,680.85
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,129,500.20

Total Distributions of Available Funds	29,572,435.47

Servicing Fee	425,262.44
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,028,630,000.00
Original Class B	32,400,000.00
Original Class C	16,200,000.00

Total Class A, B, & C
Note Balance @ 06/15/21	489,220,370.38
Principal Paid	26,632,419.67
Note Balance @ 07/15/21	462,587,950.71

Class A-1
Note Balance @ 06/15/21	0.00
Principal Paid	0.00
Note Balance @ 07/15/21	0.00
Note Factor @ 07/15/21	0.0000000%

Class A-2a
Note Balance @ 06/15/21	19,460,016.38
Principal Paid	19,460,016.38
Note Balance @ 07/15/21	0.00
Note Factor @ 07/15/21	0.0000000%

Class A-2b
Note Balance @ 06/15/21	4,090,354.00
Principal Paid	4,090,354.00
Note Balance @ 07/15/21	0.00
Note Factor @ 07/15/21	0.0000000%

Class A-3
Note Balance @ 06/15/21	336,770,000.00
Principal Paid	3,082,049.29
Note Balance @ 07/15/21	333,687,950.71
Note Factor @ 07/15/21	99.0848207%

Class A-4
Note Balance @ 06/15/21	80,300,000.00
Principal Paid	0.00
Note Balance @ 07/15/21	80,300,000.00
Note Factor @ 07/15/21	100.0000000%

Class B
Note Balance @ 06/15/21	32,400,000.00
Principal Paid	0.00
Note Balance @ 07/15/21	32,400,000.00
Note Factor @ 07/15/21	100.0000000%

Class C
Note Balance @ 06/15/21	16,200,000.00
Principal Paid	0.00
Note Balance @ 07/15/21	16,200,000.00
Note Factor @ 07/15/21	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	810,515.60
Total Principal Paid	26,632,419.67
Total Paid	27,442,935.27

Class A-1
Coupon	1.90481%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.96000%
Interest Paid	31,784.69
Principal Paid	19,460,016.38
Total Paid to A-2a Holders	19,491,801.07

Class A-2b
One-Month Libor	0.07288%
Coupon	0.30288%
Interest Paid	1,032.41
Principal Paid	4,090,354.00
Total Paid to A-2b Holders	4,091,386.41

Class A-3
Coupon	1.96000%
Interest Paid	550,057.67
Principal Paid	3,082,049.29
Total Paid to A-3 Holders	3,632,106.96

Class A-4
Coupon	2.03000%
Interest Paid	135,840.83
Principal Paid	0.00
Total Paid to A-4 Holders	135,840.83

Class B
Coupon	2.20000%
Interest Paid	59,400.00
Principal Paid	0.00
Total Paid to B Holders	59,400.00

Class C
Coupon	2.40000%
Interest Paid	32,400.00
Principal Paid	0.00
Total Paid to C Holders	32,400.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.7524072
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.7230579
Total Distribution Amount	25.4754651

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.1027832
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	62.9285228
Total A-2a Distribution Amount	63.0313060

A-2b Interest Distribution Amount	0.0158832
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	62.9285231
Total A-2b Distribution Amount	62.9444063

A-3 Interest Distribution Amount	1.6333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	9.1517929
Total A-3 Distribution Amount	10.7851262

A-4 Interest Distribution Amount	1.6916666
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6916666

B Interest Distribution Amount	1.8333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8333333

C Interest Distribution Amount	2.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	188.97
Noteholders' Third Priority Principal Distributable Amount	608.28
Noteholders' Principal Distributable Amount	202.75

Account Balances	$ Amount
Reserve Account
Balance as of 06/15/21	2,699,840.43
Investment Earnings	221.91
Investment Earnings Paid	(221.91)
Deposit/(Withdrawal)	-
Balance as of 07/15/21	2,699,840.43
Change	-

Required Reserve Amount	2,699,840.43

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,886,907.14	$1,806,116.72	$1,372,619.44
Number of Extensions	82	76	64
Ratio of extensions to Beginning of Period Receivables Balance	0.37%	0.34%	0.24%